Financial Instruments - Financial derivatives - Hedging derivative financial instruments (Details) € in Thousands, $ in Millions			12 Months Ended
	Jun. 28, 2022 EUR (€)	Oct. 05, 2021 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Jun. 28, 2022 USD ($)	Oct. 05, 2021 USD ($)
Financial instruments
Loans received			€ 2,656,332	€ 4,323,792
Net finance cost			(748,019)	(574,374)	[1]	€ (442,941)	[1]
Opening balance			14,543	34,923
Changes in fair value recognized in equity			(1,690)	1,914
Transfer to profit or loss			27,267	5,775
Transfer to profit or loss - translation differences			(208)	(23,037)
Tax effect			(963)	(84)
Collections / Payments			(37,568)	(4,948)
Closing balance			1,381	14,543		€ 34,923
Cross currency interest rate swap
Financial instruments
Net financial income from fair value changes, derivatives			4,348	546
Cash flow hedges | Cross currency interest rate swap
Financial instruments
Number of cross currency interest-rate swap | item		3
Nominal value | $									$ 500
Cash flow hedges | Euro loan | Cross currency interest rate swap
Financial instruments
Number of cross currency interest-rate swap	1
Nominal value | $								$ 205
Hedged item, liabilities	€ 194,000	€ 431,600
Interest rate	3.1046%	3.78%						3.1046%	3.78%
Interest rate on hedging instrument	4.75%	4.75%						4.75%	4.75%
Hedging instrument, assets | $								$ 205	$ 500
Forward exchange rate contracts outside of hedging relationships | Financial assets at fair value through profit or loss
Financial instruments
Net financial income from fair value changes, derivatives			€ 15,534	€ (2,005)

[1]	Restated figures (Note 2.d)